Risk and Capital Management (Details 13) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial guarantees	R$ 102,622	R$ 91,779
Commitments to be released	430,078	405,244
Letters of credit to be released	20,850	47,354
Contractual commitments-Fixed assets and Intangible	3	3
Total	553,553	544,380
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial guarantees	2,875	2,987
Commitments to be released	176,017	161,822
Letters of credit to be released	20,850	47,354
Contractual commitments-Fixed assets and Intangible
Total	199,742	212,163
Later than one year [member]
IfrsStatementLineItems [Line Items]
Financial guarantees	32,938	31,548
Commitments to be released	51,101	50,552
Letters of credit to be released
Contractual commitments-Fixed assets and Intangible	3
Total	84,042	82,100
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial guarantees	14,264	12,731
Commitments to be released	10,313	20,386
Letters of credit to be released
Contractual commitments-Fixed assets and Intangible
Total	24,577	33,117
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial guarantees	52,545	44,513
Commitments to be released	192,647	172,484
Letters of credit to be released
Contractual commitments-Fixed assets and Intangible		3
Total	R$ 245,192	R$ 217,000